Consolidated Statements of Operations and Comprehensive Income - USD ($)		2 Months Ended	12 Months Ended
		Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Revenues			$ 176,957,128	$ 62,377,390
Cost of revenues			(155,059,216)	(45,740,860)
Gross profit			21,897,912	16,636,530
Operating expenses
Selling and marketing expenses			(1,625,724)	(17,573)
General and administrative expenses		(187,422)	(11,412,152)	(4,632,009)
Total operating expenses		(187,422)	(13,037,876)	(4,649,582)
Income (loss) from operations		(187,422)	8,860,036	11,986,948
Other income (expenses)
Interest (expenses) income, net		583	(3,264,646)	(3,261,459)
Other income, net			586,167	1,163,666
Changes in fair value of contingent consideration payable			35,100,000
Total other income (expenses), net		583	32,421,521	(2,097,793)
Income (loss) before income taxes		(186,839)	41,281,557	9,889,155
Income tax expenses			(781,238)
Net income (loss)		(186,839)	40,500,319	9,889,155
Less: net loss attributable to noncontrolling interests			(113,851)
Net income (loss) attributable to TOYO Co., Ltd’s shareholders		(186,839)	40,614,170	9,889,155
Other comprehensive (loss) income
Foreign currency translation adjustment		395,658	(2,689,595)	(3,200,853)
Comprehensive income		208,819	37,810,724	6,688,302
Less: net loss attributable to noncontrolling interests			(113,851)
Comprehensive income attributable to TOYO Co., Ltd’s shareholders		$ 208,819	$ 37,924,575	$ 6,688,302
Weighted average number of ordinary share outstanding– basic (in Shares)	[1]	41,000,000	30,751,424	41,000,000
Weighted average number of ordinary share outstanding – diluted (in Shares)	[1]	41,000,000	30,751,424	41,000,000
Earnings (loss) per share – basic (in Dollars per share)	[1]	$ 0	$ 1.09	$ 0.24
Earnings (loss) per share – diluted (in Dollars per share)	[1]	$ 0	$ 1.09	$ 0.24
Related parties
Revenues			$ 127,271,262	$ 61,504,724
Cost of revenues			(95,904,220)	(35,923,151)
Third parties
Revenues			49,685,866	872,666
Cost of revenues			$ (59,154,996)	$ (9,823,709)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).